Note L - Fair Value - 10-K (Detail) - Changes in Assets at Fair Value on Recurring Basis (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Reduction Of Allowance On Real Estate Loans Due To Loan Payments [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 New Mortgage Loand and Mortgage Loans Acquired [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 New Mortgage Loand and Mortgage Loans Acquired [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Transfer of Allowance on Real Estate Loans Converted to Unsecured Notes Receivable [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Collections And Settlements Of Principal And Sales Of Investment In Real Estate Loans [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Collections And Settlements Of Principal And Sales Of Investment In Real Estate Loans [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Conversion Of Real Estate Loans To Unsecured Notes Payable [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Transfer of Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Real Estate Loans to Real Estate Held for Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Payments on Assets Under Secured Borrowings [Member] Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Payments on Assets Under Secured Borrowings [Member] Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Real Estate Loan to Assets Held For Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Transfer of Allowance on Real Estate Loan to Assets Held For Sale [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Assets Under Secured Borrowings [Member] Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]
Dec. 31, 2010
Reduction of Allowance For Loan Losses Related to Sales and Payments of Investment in Real Estate Loans [Member]
Investment in Real Estate Loans [Member]
Fair Value, Inputs, Level 3 [Member]
																								Dec. 31, 2011 Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Investment in Real Estate Loans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Assets Under Secured Borrowings [Member] Fair Value, Inputs, Level 3 [Member]
Change in temporary valuation adjustment included in net loss
Increase in allowance for loan losses	$ 50,000	$ 955,000	$ 815,000	$ 955,000	$ 1,028,000	$ 8,300,000																		$ (1,028,000)	$ (8,300,000)
Purchase and additions of assets
Purchase and additions of assets							2,736,000	9,302,000	249,000	13,723,000	8,528,000	3,940,000					(18,333,000)			(17,290,000)	9,756,000	6,822,000
Sales, pay downs and reduction of assets
Sales, pay downs and reduction of assets													(9,046,000)	(31,575,000)	(3,940,000)	(2,896,000)		(1,320,000)	(7,050,000)				14,600,000
Temporary change in estimated fair value based on future cash flows																								284,000	654,000
Balance	27,140,000		27,140,000		31,777,000																			30,646,000	26,624,000	1,320,000	8,370,000
Balance			$ 31,777,000																					$ 26,624,000	$ 52,460,000	$ 1,320,000	$ 8,370,000